Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2018 USD ($) claim	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 11,745.0	$ 10,029.8
Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,776.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,722.6
All outstanding liabilities before 2014, net of reinsurance1	0.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	53.9	51.7
Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,011.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,538.9
All outstanding liabilities before 2014, net of reinsurance1	31.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	2,504.2	2,027.4
Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,831.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,521.9
All outstanding liabilities before 2014, net of reinsurance1	5.5
Liabilities for claims and claim adjustment expenses, net of reinsurance	314.7	245.8
2014 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	238.4	238.0	$ 238.6	$ 239.7	$ 240.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	59,630
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 238.2	237.9	237.7	238.3	224.6
2014 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	813.5	823.0	820.3	795.4	822.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	74,682
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 771.0	715.3	610.0	438.7	234.0
2014 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	375.3	376.3	379.7	389.1	415.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2.5
Cumulative Number of Incurred Claim Counts | claim	40,992
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 371.9	370.3	365.9	351.5	269.2
2015 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	272.4	273.5	274.1	274.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.6)
Cumulative Number of Incurred Claim Counts | claim	62,599
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 272.2	272.0	271.9	248.5
2015 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	899.7	914.8	911.1	897.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 14.0
Cumulative Number of Incurred Claim Counts | claim	77,839
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 786.3	675.0	501.5	238.4
2015 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	398.8	403.6	416.5	460.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.8
Cumulative Number of Incurred Claim Counts | claim	41,980
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 390.1	383.5	372.8	280.3
2016 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	378.2	379.8	379.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.2)
Cumulative Number of Incurred Claim Counts | claim	74,180
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 376.8	376.9	336.7
2016 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,231.1	1,204.8	1,185.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 26.4
Cumulative Number of Incurred Claim Counts | claim	92,730
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 886.0	639.9	298.6
2016 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	537.1	541.2	568.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 9.6
Cumulative Number of Incurred Claim Counts | claim	53,582
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 516.9	498.2	415.2
2017 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	412.1	415.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (2.0)
Cumulative Number of Incurred Claim Counts | claim	77,170
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 409.4	369.0
2017 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,366.6	1,374.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 70.9
Cumulative Number of Incurred Claim Counts | claim	96,905
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 712.9	325.8
2017 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	680.9	672.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 11.5
Cumulative Number of Incurred Claim Counts | claim	71,153
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 647.1	506.7
2018 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	475.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (10.0)
Cumulative Number of Incurred Claim Counts | claim	83,350
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 426.0
2018 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,700.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 292.5
Cumulative Number of Incurred Claim Counts | claim	108,792
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 382.7
2018 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	839.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 159.8
Cumulative Number of Incurred Claim Counts | claim	58,135
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 595.9
Agency Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	21,206.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	16,762.0
All outstanding liabilities before 2014, net of reinsurance1	64.6
Liabilities for claims and claim adjustment expenses, net of reinsurance	4,509.0	3,955.5
Agency Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	12,082.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	12,039.5
All outstanding liabilities before 2014, net of reinsurance1	0.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	43.3	26.2
Agency Channel | 2014 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,611.2	3,654.4	3,633.2	3,627.7	3,702.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	701,788
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,559.1	3,482.3	3,284.5	2,868.1	1,809.0
Agency Channel | 2014 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,091.6	2,088.0	2,089.9	2,090.3	2,107.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,374,721
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,091.0	2,090.7	2,090.6	2,091.6	2,078.8
Agency Channel | 2015 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,815.6	3,798.8	3,773.8	3,774.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 55.9
Cumulative Number of Incurred Claim Counts | claim	704,995
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,623.3	3,416.5	2,976.0	1,793.1
Agency Channel | 2015 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,131.5	2,134.4	2,137.2	2,136.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (3.8)
Cumulative Number of Incurred Claim Counts | claim	1,336,486
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,134.1	2,134.4	2,138.1	2,106.2
Agency Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,152.0	4,130.0	4,082.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 69.5
Cumulative Number of Incurred Claim Counts | claim	740,325
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,723.1	3,231.5	1,941.6
Agency Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,401.8	2,398.9	2,423.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (2.8)
Cumulative Number of Incurred Claim Counts | claim	1,398,842
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,402.1	2,406.9	2,391.0
Agency Channel | 2017 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,485.8	4,474.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 188.6
Cumulative Number of Incurred Claim Counts | claim	777,415
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,478.5	2,074.0
Agency Channel | 2017 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,638.5	2,635.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (11.8)
Cumulative Number of Incurred Claim Counts | claim	1,513,912
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,643.2	2,599.8
Agency Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,141.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 802.8
Cumulative Number of Incurred Claim Counts | claim	839,051
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,378.0
Agency Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (120.8)
Cumulative Number of Incurred Claim Counts | claim	1,677,878
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,769.1
Direct Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	19,269.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	15,049.4
All outstanding liabilities before 2014, net of reinsurance1	38.7
Liabilities for claims and claim adjustment expenses, net of reinsurance	4,258.6	3,685.1
Direct Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	12,376.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	12,357.9
All outstanding liabilities before 2014, net of reinsurance1	0.1
Liabilities for claims and claim adjustment expenses, net of reinsurance	18.4	(5.6)
Direct Channel | 2014 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,884.1	2,913.6	2,898.1	2,887.4	2,946.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	592,145
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,844.0	2,780.0	2,624.2	2,278.0	1,413.0
Direct Channel | 2014 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,861.7	1,859.2	1,861.7	1,862.2	1,889.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,471,084
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,861.4	1,861.8	1,862.7	1,864.1	$ 1,874.6
Direct Channel | 2015 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,399.3	3,354.2	3,328.3	3,330.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 44.3
Cumulative Number of Incurred Claim Counts | claim	659,289
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,238.2	3,021.0	2,615.0	1,545.2
Direct Channel | 2015 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,090.8	2,093.5	2,097.7	2,110.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4.0)
Cumulative Number of Incurred Claim Counts | claim	1,540,090
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,093.7	2,094.7	2,100.1	$ 2,094.7
Direct Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,871.2	3,843.9	3,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 58.9
Cumulative Number of Incurred Claim Counts | claim	735,483
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,476.9	2,991.1	1,780.6
Direct Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,477.7	2,475.4	2,521.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (3.8)
Cumulative Number of Incurred Claim Counts | claim	1,676,008
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,479.3	2,485.8	$ 2,505.0
Direct Channel | 2017 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,209.9	4,209.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 167.0
Cumulative Number of Incurred Claim Counts | claim	770,740
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,255.2	1,912.6
Direct Channel | 2017 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,743.7	2,750.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (16.1)
Cumulative Number of Incurred Claim Counts | claim	1,790,360
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,753.5	$ 2,742.1
Direct Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,904.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 725.4
Cumulative Number of Incurred Claim Counts | claim	856,025
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,235.1
Direct Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,202.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (175.4)
Cumulative Number of Incurred Claim Counts | claim	2,065,458
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,170.0